Recoverable taxes	12 Months Ended
Dec. 31, 2020
Recoverable taxes
Recoverable taxes

9         Recoverable taxes

	2020	2019
Withholding Income Tax (IRRF) on financial investments (a)	2,027	637
Recoverable IRPJ and CSLL	8,573	17,456
Recoverable PIS and COFINS	7,250	2,501
Other recoverable taxes	2,575	1,631
	20,425	22,225
Current	19,304	15,612
Non-current	1,121	6,613
(a)	Withholding income tax (IRRF) will be utilized to offset federal taxes payable.